STOCK OPTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Schedule of assumptions

Quoted market price on valuation date	$0.782
Exercise price	$0.5765
Range of expected term	1.75 Years – 2.50 Years

Range of equivalent volatility	29.47% - 37.40%
Range of interest rates	1.55% - 1.68%

Quoted market price on valuation date	$0.782
Exercise price	$0.5765
Range of expected term	1.75 Years – 2.50 Years

Range of equivalent volatility	29.47% - 37.40%
Range of interest rates	1.55% - 1.68%